Interest Rate Swaps (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Swaps
Notional amount	$ 259,200,000
Current portion of derivative assets	306,912
Non-current portion of derivative assets	981,835
Current portion of derivative liabilities		$ 397,418
Non-current portion of derivative liabilities		433,974
Cash flow hedge
Interest Rate Swaps
Notional amount	$ 216,000,000.0
Interest Rate Swap
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Interest Rate Swap | Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative assets	$ 52,974
Non-current portion of derivative assets	186,866
Current portion of derivative liabilities		(48,044)
Non-current portion of derivative liabilities		(54,212)
Interest Rate Swap | Cash flow hedge
Interest Rate Swaps
Amount of reclassification adjustments related to the interest rate swaps	400,000
Interest Rate Swap | Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Current portion of derivative assets	253,938
Non-current portion of derivative assets	$ 794,969
Current portion of derivative liabilities		(349,374)
Non-current portion of derivative liabilities		$ (379,762)